PROSPECTUS SUPPLEMENT                                  53995
7/99
dated July 19, 1999

PUTNAM GLOBAL EQUITY FUND (the "fund")
Prospectus dated February 28, 1999

The Trustees of the fund voted to change the fund's name to Putnam Worldwide Equity Fund effective July 30, 1999.